6. CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Bank accounts		R$ 210	R$ 108
Cash equivalents
Bank certificates of deposit (CDBs)	[1]	290	555
Overnight	[2]	36	228
Short term investments		326	783
Cash and cash equivalents		R$ 536	R$ 891

[1]	Bank Certificates of Deposit (Certificados de Deposito Bancario, or CBDs), accrued interest at 80% to 106%, of the CDI Rate (Interbank Rate for Interbank Certificates of Deposit or Certificados de Deposito Inter-bancario - CDIs) published by the Custody and Settlement Chamber (Camara de Custodia e Liquidacao, or Cetip) in 2019 (40% to 106% in 2018 and 50% to 106% in 2017). For these CDBs, the Company has repo transactions which state, on their trading notes, the bank's commitment to repurchase the security, on demand, on the maturity date of the transaction, or earlier.
[2]	Overnight transactions are repos available for redemption on the following day. They are usually backed by Treasury Bills, Notes or Bonds and referenced to a pre-fixed rate of 4.39% in 2019 (6.39%, in 2018 and 6.89% in 2017). Their purpose is to settle the short-term obligations of the Company, or to be used in the acquisition of other assets with better return to replenish the portfolio.